Eaton Vance

Global Small-Cap Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited)

Common Stocks — 98.8%
Security	Shares	Value
________________________________________________________________________________________________________
Australia — 2.3%
________________________________________________________________________________________________________
Bapcor, Ltd.	59,881	$250,263
Bravura Solutions, Ltd.	40,880	148,022
Challenger, Ltd.	22,144	131,101
Nine Entertainment Co. Holdings, Ltd.	129,457	160,124
Northern Star Resources, Ltd.	9,682	83,402
OZ Minerals, Ltd.	6,460	43,150
Regis Resources, Ltd.	21,890	67,103
________________________________________________________________________________________________________
		$883,165
________________________________________________________________________________________________________
Austria — 0.9%
________________________________________________________________________________________________________
BAWAG Group AG(1)	7,815	$337,771
________________________________________________________________________________________________________
		$337,771
________________________________________________________________________________________________________
Bermuda — 0.4%
________________________________________________________________________________________________________
Essent Group, Ltd.	2,956	$146,647
________________________________________________________________________________________________________
		$146,647
________________________________________________________________________________________________________
Canada — 3.7%
________________________________________________________________________________________________________
CAE, Inc.	15,056	$446,538
Canadian Apartment Properties REIT	3,949	168,893
Detour Gold Corp.(2)	6,534	117,014
Keyera Corp.	4,047	105,594
Kirkland Lake Gold, Ltd.	2,011	82,467
Lundin Mining Corp.	6,164	32,324
Pan American Silver Corp.	3,851	88,520
Seven Generations Energy, Ltd., Class A(2)	17,414	87,373
TMX Group, Ltd.	2,925	270,641
________________________________________________________________________________________________________
		$1,399,364
________________________________________________________________________________________________________
China — 0.3%
________________________________________________________________________________________________________
China Meidong Auto Holdings, Ltd.	106,313	$130,264
________________________________________________________________________________________________________
		$130,264
________________________________________________________________________________________________________
France — 0.9%
________________________________________________________________________________________________________
Kaufman & Broad SA	3,643	$154,318
Rubis SCA	3,175	196,112
________________________________________________________________________________________________________
		$350,430
________________________________________________________________________________________________________
Germany — 2.0%
________________________________________________________________________________________________________
AIXTRON SE(2)	15,192	$159,457
Bechtle AG	1,259	181,659
GRENKE AG	2,222	221,385
New Work SE	481	157,333
Salzgitter AG	1,256	21,030
________________________________________________________________________________________________________
		$740,864
________________________________________________________________________________________________________
Italy — 2.2%
________________________________________________________________________________________________________
Amplifon SpA	9,276	$263,759
DiaSorin SpA	2,229	274,048
MARR SpA	5,737	122,758
Moncler SpA	3,721	160,160
________________________________________________________________________________________________________
		$820,725
________________________________________________________________________________________________________
Japan — 11.8%
________________________________________________________________________________________________________
Chiba Bank, Ltd. (The)	18,000	$97,606
FP Corp.	3,033	183,994
Fukuoka Financial Group, Inc.	5,849	101,359
Invesco Office J REIT, Inc.	929	197,852
Itochu Advance Logistics Investment Corp.	164	190,413
Itochu Techno-Solutions Corp.	6,350	187,000
J. Front Retailing Co., Ltd.	13,896	167,264
Kewpie Corp.	8,277	172,620
Kuraray Co., Ltd.	14,713	176,857
Kyoritsu Maintenance Co., Ltd.	3,954	158,227
Lion Corp.	10,311	195,875
Makita Corp.	5,956	227,814
Miura Co., Ltd.	6,423	222,481
Morinaga & Co., Ltd.	4,905	235,459
Nabtesco Corp.	6,423	184,049
Nohmi Bosai, Ltd.	10,113	224,604
Nomura Co., Ltd.	13,662	155,157
Parco Co., Ltd.	13,482	227,011
Penta-Ocean Construction Co., Ltd.	48,809	288,283
Sankyu, Inc.	3,504	172,769
Ship Healthcare Holdings, Inc.	4,322	193,784
Sumco Corp.	10,225	156,354
Tosei Reit Investment Corp.	133	165,521
Yamaha Corp.	3,610	184,424
________________________________________________________________________________________________________
		$4,466,777
________________________________________________________________________________________________________
Luxembourg — 0.2%
________________________________________________________________________________________________________
APERAM SA	2,211	$63,199
________________________________________________________________________________________________________
		$63,199
________________________________________________________________________________________________________
Netherlands — 2.2%
________________________________________________________________________________________________________
Aalberts NV	6,022	$262,924
IMCD NV	4,405	380,365
NSI NV	3,629	198,128
________________________________________________________________________________________________________
		$841,417
________________________________________________________________________________________________________
New Zealand — 0.6%
________________________________________________________________________________________________________
Fisher & Paykel Healthcare Corp., Ltd.	14,555	$217,724
________________________________________________________________________________________________________
		$217,724
________________________________________________________________________________________________________
Norway — 1.1%
________________________________________________________________________________________________________
Entra ASA(1)	19,086	$325,721
TGS NOPEC Geophysical Co. ASA	4,044	102,789
________________________________________________________________________________________________________
		$428,510
________________________________________________________________________________________________________
Singapore — 0.4%
________________________________________________________________________________________________________
Frasers Logistics & Industrial Trust	184,900	$165,094
________________________________________________________________________________________________________
		$165,094
________________________________________________________________________________________________________
Sweden — 1.5%
________________________________________________________________________________________________________
Boliden AB	3,479	$82,592
Husqvarna AB, Class B	20,119	151,633
Indutrade AB	8,798	316,883
________________________________________________________________________________________________________
		$551,108
________________________________________________________________________________________________________
Switzerland — 1.7%
________________________________________________________________________________________________________
Galenica AG(1)	3,681	$250,704
Vontobel Holding AG	2,158	150,340
VZ Holding AG	731	258,586
________________________________________________________________________________________________________
		$659,630
________________________________________________________________________________________________________
United Kingdom — 10.2%
________________________________________________________________________________________________________
Abcam PLC	16,618	$305,490
Avast PLC(1)	31,632	177,660
Bodycote PLC	17,335	195,630
Cairn Energy PLC(2)	41,358	92,382
Cranswick PLC	7,174	338,187
Diploma PLC	8,763	225,640
DS Smith PLC	51,487	230,841
First Derivatives PLC	6,149	224,613
Games Workshop Group PLC	2,942	257,120
Grainger PLC	43,275	168,966
Halma PLC	10,939	303,628
Hiscox, Ltd.	11,524	199,375
Judges Scientific PLC	2,792	196,393
Melrose Industries PLC	119,029	364,787
Nomad Foods, Ltd.(2)	9,232	186,302
St. James's Place PLC	11,789	177,303
WH Smith PLC	6,772	213,336
________________________________________________________________________________________________________
		$3,857,653
________________________________________________________________________________________________________
United States — 56.4%
________________________________________________________________________________________________________
ACI Worldwide, Inc.(2)	17,797	$613,107
Addus HomeCare Corp.(2)	2,668	251,699
Alliant Energy Corp.	6,177	366,667
Altair Engineering, Inc., Class A(2)	10,169	375,745
Amedisys, Inc.(2)	1,564	276,030
AMETEK, Inc.	3,712	360,621
Applied Industrial Technologies, Inc.	5,413	349,517
Autoliv, Inc.	2,062	158,011
Balchem Corp.	2,199	237,536
Ball Corp.	2,819	203,475
Black Knight, Inc.(2)	7,890	527,999
Brink's Co. (The)	4,057	341,559
Calavo Growers, Inc.	2,249	172,296
Catalent, Inc.(2)	3,018	184,400
CBIZ, Inc.(2)	9,648	260,496
CDK Global, Inc.	5,482	294,274
Chemed Corp.	545	254,537
Choice Hotels International, Inc.	5,296	530,659
City Holding Co.	1,260	95,357
CMS Energy Corp.	6,369	436,340
Cohen & Steers, Inc.	2,694	199,302
Columbia Sportswear Co.	1,405	131,958
Commerce Bancshares, Inc.	2,923	197,770
Community Bank System, Inc.	4,294	284,563
Cooper Cos., Inc. (The)	499	173,098
CubeSmart	10,953	346,882
Diamondback Energy, Inc.	2,923	217,471
Dorman Products, Inc.(2)	2,806	195,859
EastGroup Properties, Inc.	3,110	423,178
Emergent BioSolutions, Inc.(2)	4,411	243,002
Envestnet, Inc.(2)	5,072	400,029
Envista Holdings Corp.(2)	7,354	217,605
Essex Property Trust, Inc.	944	292,413
Euronet Worldwide, Inc.(2)	3,430	540,705
First American Financial Corp.	1,892	117,266
First Citizens BancShares, Inc., Class A	586	308,717
First Republic Bank	1,209	134,054
Haemonetics Corp.(2)	2,859	307,028
Healthcare Realty Trust, Inc.	11,706	422,118
Hexcel Corp.	7,230	536,611
Horace Mann Educators Corp.	4,543	195,394
ICU Medical, Inc.(2)	1,517	276,807
Independent Bank Corp.	1,263	91,189
J&J Snack Foods Corp.	519	86,071
Jazz Pharmaceuticals PLC(2)	1,508	216,172
K12, Inc.(2)	8,217	132,622
Kansas City Southern	1,467	247,468
Kirby Corp.(2)	3,587	262,891
Lancaster Colony Corp.	997	154,186
Landstar System, Inc.	2,149	238,002
LHC Group, Inc.(2)	1,390	202,592
Ligand Pharmaceuticals, Inc.(2)	1,496	131,364
Mercury Systems, Inc.(2)	3,653	280,368
Mueller Water Products, Inc., Class A	36,608	426,483
National Retail Properties, Inc.	7,178	401,968
National Vision Holdings, Inc.(2)	14,764	503,748
NewMarket Corp.	561	246,627
NIC, Inc.	14,087	277,937
Oceaneering International, Inc.(2)	11,871	147,319
ONE Gas, Inc.	3,545	335,002
PDC Energy, Inc.(2)	3,836	82,819
Performance Food Group Co.(2)	2,319	120,101
R1 RCM, Inc.(2)	10,052	125,650
RBC Bearings, Inc.(2)	623	96,883
RealPage, Inc.(2)	9,373	546,915
Rexford Industrial Realty, Inc.	9,718	468,310
RLI Corp.	2,847	264,799
Selective Insurance Group, Inc.	3,134	207,627
ServiceMaster Global Holdings, Inc.(2)	7,132	257,109
Sterling Bancorp	11,343	226,860
Stock Yards Bancorp, Inc.	5,410	209,583
Teleflex, Inc.	744	276,403
Tradeweb Markets, Inc., Class A	4,135	190,954
Trex Co., Inc.(2)	2,565	251,986
Valvoline, Inc.	24,104	508,112
Viad Corp.	2,901	188,565
Visteon Corp.(2)	1,201	95,852
Woodward, Inc.	3,034	352,885
________________________________________________________________________________________________________
		$21,305,577
________________________________________________________________________________________________________
Total Common Stocks (identified cost $30,217,385)		$37,365,919
________________________________________________________________________________________________________
Exchange-Traded Funds — 0.7%
Security	Shares	Value
________________________________________________________________________________________________________
Equity Funds — 0.7%
________________________________________________________________________________________________________
iShares MSCI EAFE Small-Cap ETF	1,974	$118,262
iShares Russell 2000 ETF	1,030	165,346
________________________________________________________________________________________________________
Total Exchange-Traded Funds (identified cost $278,008)		$283,608
________________________________________________________________________________________________________
Short-Term Investments — 0.4%
Description	Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(3)	137,795	$137,809
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $137,809)		$137,809
________________________________________________________________________________________________________
Total Investments — 99.9% (identified cost $30,633,202)		$37,787,336
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 0.1%		$24,393
________________________________________________________________________________________________________
Net Assets — 100.0%		$37,811,729
________________________________________________________________________________________________________

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $1,091,856 or 2.9% of the Fund's net assets.

(2)	Non-income producing security.
(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Eaton Vance

Global Small-Cap Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
________________________________________________________________________________________________________
Industrials	20.7%	$7,834,048
Information Technology	14.1	5,339,708
Financials	12.8	4,815,549
Health Care	12.3	4,641,896
Consumer Discretionary	10.7	4,059,838
Real Estate	10.4	3,935,457
Materials	6.5	2,468,243
Consumer Staples	4.7	1,783,855
Utilities	3.5	1,334,121
Energy	2.2	835,747
Communication Services	0.9	317,457
Exchange-Traded Funds	0.7	283,608
Short-Term Investments	0.4	137,809
Total Investments	99.9%	$37,787,336

Eaton Vance

Global Small-Cap Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

The Fund did not have any open derivative instruments at January 31, 2020.

At January 31, 2020, the value of the Fund's investment in affiliated funds was $137,809, which represents 0.4% of the Fund's net assets applicable to common share. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$71,542	$2,719,146	$(2,652,912)	$33	$0	$137,809	$1,122	137,795

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:

Eaton Vance

Global Small-Cap Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
Common Stocks
Asia/Pacific	$—	$5,863,024	$—	$5,863,024
Developed Europe	186,302	8,465,005	—	8,651,307
North America	22,851,588	—	—	22,851,588
________________________________________________________________________________________________________
Total Common Stocks	$23,037,890	$14,328,029*	$—	$37,365,919
________________________________________________________________________________________________________
Exchange-Traded Funds	$283,608	$—	$—	$283,608
Short-Term Investments	—	137,809	—	137,809
________________________________________________________________________________________________________
Total Investments	$23,321,498	$14,465,838	$—	$37,787,336
________________________________________________________________________________________________________
*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance

Global Small-Cap Equity Fund

January 31, 2020

Portfolio of Investments (Unaudited) - continued

For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.